SUBSCRIPTIONS PAYABLE	12 Months Ended
Dec. 31, 2010
SUBSCRIPTIONS PAYABLE
SUBSCRIPTIONS PAYABLE
 10.   SUBSCRIPTIONS PAYABLE

During the year ended December 31, 2009, the Company received $10,300 from investors for subscriptions payable to purchase 5,150,000 shares of common stock at $0.002 per share.  The value of these subscriptions, were reflected as a liability due to the length of time that the subscriptions were outstanding prior to the issuance of the stock in settlement of these subscriptions during the first quarter of 2011.  As of December 31, 2010 and 2009, the Company had $33,050 and $33,050, respectively, of subscriptions payable from investors to purchase shares of common stock to be issued at a future date.  The Company issued $16,525,000 shares of common stock in fulfillment of these subscriptions February 28, 2011.